Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson High-Yield Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class T Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	9.67%	[1]	4.55%	[1]	6.24%	[1]	7.02%	[1]	Dec. 29, 1995	[1]	14.32%	6.13%	7.57%	7.11%	13.42%	[2]	4.86%	[2]	6.01%	[2]	6.49%	[2]	Dec. 29, 1995	[2]	14.32%	6.13%	7.57%	7.11%	14.95%	5.38%	6.60%	7.03%	Dec. 29, 1995	14.32%	6.13%	7.57%	7.11%	15.50%	5.87%	7.05%	7.39%	Dec. 29, 1995	14.32%	6.13%	7.57%	7.11%	15.61%	5.95%	7.08%	7.40%	Dec. 29, 1995	14.32%	6.13%	7.57%	7.11%	14.67%	5.10%	6.33%	6.76%	Dec. 29, 1995	14.32%	6.13%	7.57%	7.11%	15.34%	5.70%	6.88%	7.32%	Dec. 29, 1995	12.88%	3.23%	4.16%	4.23%	Dec. 29, 1995	9.01%	[3]	3.22%	[3]	4.18%	[3]	4.33%	[3]	Dec. 29, 1995	[3]	14.32%	6.13%	7.57%	7.11%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.